Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments
Purchase obligations under "take or pay" arrangements

Year ending December 31,	RMB	US$
2012	1,301,955	206,860
2013	2,271,241	360,864
2014	2,397,492	380,923
2015	2,859,348	454,305
2016	2,253,202	357,998
Thereafter	6,792,370	1,079,199
Total	17,875,608	2,840,149